Share- Based Compensation - Additional Information (Detail) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jul. 31, 2020	Dec. 31, 2015
Shares reserved for future issuance	7,692,751			7,692,751		12,156,391
Stock-based compensation expenses	$ 689,000		$ 86,000	$ 3,693,000	$ 222,000
Stock Option Modification
Stock-based compensation expenses	$ 200,000	$ 2,300,000
2020 Plan
Shares reserved for future issuance								7,874,862
Predecessor Company
Unvested early exercised options						34,024	116,048
Liability related to these unvested options						$ 27,000	$ 100,000
Unrecognized share-based compensation expense						$ 0.6
Unrecognized share-based compensation expense, weighted-average period						2 years 8 months 12 days
Weighted-average grant-date fair value per share						$ 1.27	$ 1.14
Total fair value of options vested						$ 300,000	$ 100,000
Share-based compensation expense, fair value of ordinary shares						$ 1.91	$ 1.85
Shares reserved for future issuance						12,156,391	10,234,915
Stock-based compensation expenses						$ 297,000	$ 269,000
Predecessor Company | Founder Stock
Total fair value of awards vested						$ 40,000	$ 100,000
Founder Stock granted						0	0
Predecessor Company | 2015 Plan
Equity compensation plan, maximum awards available for grant									2,143,117